Derivatives and Hedging Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative
Schedule of Interest Rate Derivatives [Table Text Block]
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk ($ in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$400,000

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012 and 2011, respectively.

Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Balance	Fair Value at		Balance	Fair Value at
($ in thousands)	Sheet Location	12/31/2012	12/31/2011	Sheet Location	12/31/2012	12/31/2011

Interest Rate Swap	Other Assets	$—	$—	Other Liabilities	$(25,862)	$(16,619)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2012, 2011 and 2010, respectively.

	Amount of Gain (Loss)				Amount of Gain (Loss) Reclassified
($ in thousands)	Recognized in OCI on				Reclassified
	Derivative				from OCI into Income
	(Effective Portion)				(Effective Portion)
Location of Gain (Loss)
Derivatives in				Reclassified from
ASC 815 Cash				Accumulated
Flow Hedging	Years Ended			OCI into Income	Years Ended
Relationships	12/31/2012	12/31/2011	12/31/2010	(Effective Portion)	12/31/2012	12/31/2011	12/31/2010

Interest Rate Swaps	$(15,985)	$(19,302)	$—	Interest Expense	$(7,222)	$(3,164)	$(437)
				Loss on Hedging Activities	—	—	(289)
					$(7,222)	$(3,164)	$(726)